PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prudential Jennison Select Growth Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated April 27, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:

The table titled "Annual Fund Operating Expenses" appearing in the section titled "Fund Fees and Expenses" is deleted and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.90%	.90%	.90%	.90%	.90%	.90%	.90%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.56	.56	.56	.56	.56	.56	.56
= Total annual Fund operating expenses	1.76	2.46	2.46	1.96	2.46	2.46	1.46
– Fee waiver or expense reimbursement	(.52)	(.47)	(.47)	(.47)	(.47)	(.47)	(.47)
= Net annual Fund operating expenses	1.24	1.99	1.99	1.49	1.99	1.99	0.99

The "Example" table appearing in the section titled "Fund Fees and Expenses" and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,026	$1,406	$2,468	$669	$1,026	$1,406	$2,468
Class B	$702	$1,022	$1,368	$2,506	$202	$722	$1,268	$2,506
Class C	$302	$722	$1,268	$2,761	$202	$722	$1,268	$2,761
Class L	$718	$1,112	$1,531	$2,693	$718	$1,112	$1,531	$2,693
Class M	$802	$1,122	$1,468	$2,587	$202	$722	$1,268	$2,587
Class X	$802	$1,122	$1,568	$2,761	$202	$722	$1,268	$2,761
Class Z	$101	$416	$753	$1,706	$101	$416	$753	$1,706

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.